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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]  Amendment Number:
                                               ------------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phoenix Variable Advisors, Inc.
         -------------------------------
Address: One American Row, Hartford, CT 06102-5056
         -----------------------------------------

Form 13F File Number: 028-10577
                      ----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John H. Beers
           ----------------------------
Title:     Vice President and Secretary
           ----------------------------
Phone:    (860) 403-5050
           ----------------------------

Signature, Place and Date of Signing:


   /s/ John H. Beers             Hartford, CT        February 9, 2010
--------------------------   ---------------------   ----------------
      (Signature)                (City, State)            (Date)

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number:   Manager:

028-11020               Aberdeen Asset Management, Inc.

028-01420               Duff & Phelps Investment Management Co.

028-12511               Goodwin Capital Advisers, Inc.

028-11866               Morgan Stanley Investment Inc. dba Van Kampen

028-00595               Neuberger Berman Management, Inc.

028-00085               Virtus Investment Advisers, Inc.

028-05046               Westwood Management Corp.




                              Form 13F Summary Page

                                 Report Summary:



Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $60,671,417.80

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Compliance 13F Report for 12/31/2009

                            Title                          Shares or
                             Of               Fair Market  Principal SH/ PUT/ Investment
Issuer                      Class    Cusip       Value      Amount   PRN CALL Descretion Managers  Sole(A)  Shared(B) None(C)
------                      ------ --------- ------------- --------- --- ---- ---------- -------- --------- --------- -------
ISHARES BARCLAYS TIPS
 BOND...................... COMMON 464287176  6,947,169.60    66,864 SH          66,864     1        66,864
ISHARES S&P GLOBAL
 INFRASTR.................. COMMON 464288372  3,168,485.76    92,972 SH          92,972     1        92,972
ISHARES S&P DLVP EX-US
 PRPTY..................... COMMON 464288422  1,849,686.30    60,270 SH          60,270     1        60,270
ISHARES S&P GSCI COMMODITY
 I......................... COMMON 46428R107  5,077,517.40   159,570 SH         159,570     1       159,570
SPDR S&P INTL SMALL CAP.... COMMON 78463X871  5,168,966.45   204,065 SH         204,065     1       204,065
VANGUARD LONG-TERM BOND
 ETF....................... COMMON 921937793  3,007,558.40    39,490 SH          39,490     1        39,490
VANGUARD INTERMEDIATE-
 TERM B.................... COMMON 921937819  6,632,154.39    83,877 SH          83,877     1        83,877
VANGUARD SHORT-TERM BOND
 ETF....................... COMMON 921937827  7,715,380.00    97,000 SH          97,000     1        97,000
VANGUARD INT'L EQUITY
 INDEX EMER MKT ETF........ COMMON 922042858  2,094,280.00    51,080 SH          51,080     1        51,080
VANGUARD SMALL-CAP VALUE
 ETF....................... COMMON 922908611  8,108,803.20   148,840 SH         148,840     1       148,840
VANGUARD LARGE-CAP ETF..... COMMON 922908637  2,793,943.80    55,140 SH          55,140     1        55,140
VANGUARD VALUE ETF......... COMMON 922908744  8,107,472.50   169,790 SH         169,790     1       169,790
                                             60,671,417.80 1,228,958          1,228,958           1,228,958